Equity Incentive Plans (Details) - Leafly Holdings, Inc.[Member] - USD ($)	1 Months Ended		6 Months Ended	12 Months Ended
	May 31, 2021	Feb. 14, 2019	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity Incentive Plans (Details) [Line Items]
Privateer plan, description		Holders of all classes of Privateer Plan shares were issued 1.15 shares of the Company as part of the capital restructuring
Weighted average grant date fair value of options granted (in Dollars per share)				$ 0.3	$ 0.35
Unrecognized stock-based compensation expense			$ 364
Weighted-average service period			1 year 10 days
Stock option repricing, description				the Board of Directors approved a common stock option repricing program whereby certain previously granted and unexercised options held by current employees with exercise prices above $0.36 per share were repriced on a one-for-one basis to $0.36 per share which represented the per share fair value of the Company’s common stock as of the date of the repricing. The vesting terms of certain options were also modified from liquidity-based performance condition to a time-based service condition. There was no other modification to the vesting schedule of the previously issued options. As a result, 1,979 unexercised options originally granted to purchase common stock at prices ranging from $0.77 to $1.58 per share were repriced under this program.
Incremental stock-based compensation cost				$ 220
Privateer Plan [Member]
Equity Incentive Plans (Details) [Line Items]
Fair value of shares, percentage				100.00%
Privateer Plan [Member]
Equity Incentive Plans (Details) [Line Items]
Common stock reserved for issuance (in Shares)					5,230
Stock options vest, percentage				25.00%
Grants expiry term				4 years
Grant exercised term				10 years
Stock-based compensation expense				$ 0	$ 756
The Leafly Plan [Member]
Equity Incentive Plans (Details) [Line Items]
Fair value of shares, percentage				100.00%
Stock options vest, percentage				25.00%
Grants expiry term				4 years
Grant exercised term				10 years
Stock-based compensation expense				$ 792	$ 380
Authorized a maximum of common stock for issuance (in Shares)			17,751
Weighted average grant date fair value of options granted (in Dollars per share)			$ 0.2
Unrecognized stock-based compensation expense			$ 1,812	$ 1,282
Weighted-average service period				1 year 1 month 6 days
Purchase of granted stock options (in Shares)	6,672
Exercise price per share (in Dollars per share)	$ 0.36
The Leafly Plan [Member] | Class 3 Common Stock [Member]
Equity Incentive Plans (Details) [Line Items]
Authorized a maximum of common stock for issuance (in Shares)				16,151